S000005558 [Member] Expense Example, No Redemption - Nuveen Minnesota Intermediate Municipal Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 379
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	731
Expense Example, No Redemption, 10 Years	1,260
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Nuveen Minnesota Intermediate Municipal Bond Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,900